Post-Employment and Other Non-current Employee Benefits - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Service costs included in cost of goods sold, administration and selling expenses	$ 285	$ 190	$ 192
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Impact on absolute terms of variation in the assumptions on net defined benefit liability		0.50%
Mexican Federal Government Instruments [member]
Disclosure of defined benefit plans [line items]
Percentage of fund assets	30.00%
Subsidiaries [member]
Disclosure of defined benefit plans [line items]
Percentage of plan asset investment for related parties	10.00%